Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 653	$ (211)	$ 1,260	$ (193)
Return on plan assets (excluding interest based on discount rate)	(574)	123	(718)	38
Total remeasurements of employee benefit plans	79	(88)	542	(155)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	60	(22)	117	(22)
Experience adjustments	(2)	(4)	(3)	(6)
Total remeasurements of employee benefit plans	$ 58	$ (26)	$ 114	$ (28)